Loss Per Share (Details) - Schedule of loss and number of shares basic and diluted (Parentheticals) - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Loss And Number Of Shares Basic And Diluted Abstract
Loss attributed to the shareholders of the Company for purposes of computing the diluted loss per share	₪ (11,900)	₪ (13,301)	₪ (26,490)
Weighted number of shares used in computing diluted loss per share	10,334,303	7,935,366	7,960,239